PARAMETRIC TABS SHORT-TERM MUNICIPAL BOND FUND

PARAMETRIC TABS INTERMEDIATE-TERM MUNICIPAL BOND FUND

Supplement to Prospectus dated June 1, 2021

1.    The following replaces “Portfolio Managers” under “Management” in “Fund Summaries – Parametric TABS Intermediate-Term Municipal Bond Fund”:

Portfolio Managers

The portfolio managers of the Fund are part of Parametric’s Tax-Advantaged Bond Strategies (“TABS”) division.

James H. Evans (lead portfolio manager), Chief Investment Officer, Fixed Income of Parametric, has managed the Fund since it commenced operations in February 2010.

Brian C. Barney, Managing Director, Institutional Portfolio Management of Parametric, has managed the Fund since June 2010.

Devin J. Cooch, Director, Portfolio Management of Parametric, has managed the Fund since November 2, 2021.

2.    The following replaces the twelvth paragraph under “Management.” in “Management and Organization”:

Brian C. Barney and Devin J. Cooch are the members of the TABS Intermediate-Term management team. Mr. Barney has managed the Fund since June 2010 and Mr. Cooch has managed the Fund since November 2, 2021. For information about Mr. Barney and Mr. Cooch, please see above.

November 2, 2021	39852 11.2.21

PARAMETRIC TABS SHORT-TERM MUNICIPAL BOND FUND

PARAMETRIC TABS INTERMEDIATE-TERM MUNICIPAL BOND FUND

Supplement to Statement of Additional Information dated June 1, 2021

The following replaces the tables under “Portfolio Managers.” in “Investment Advisory and Administrative Services”:

	Number of All Accounts	Total Assets of All Accounts	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee
Brian C. Barney(1)
Registered Investment Companies	7	$2,297.0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	18	$1,301.4	0	$0
Devin J. Cooch
Registered Investment Companies	1	$426.5	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	20	$1,901.2	0	$0
James H. Evans(1)
Registered Investment Companies	7	$2,297.0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0
(1)	This portfolio manager serves as portfolio manager of one or more registered investment companies and pooled investment vehicles that invest or may invest in one or more underlying registered investment companies in the Eaton Vance family of funds. The underlying investment companies may be managed by this portfolio manager or another portfolio manager.

The following table shows the dollar range of equity securities beneficially owned in a Fund by its portfolio manager(s) as of the Funds’ most recent fiscal year ended January 31, 2021 and in the Eaton Vance family of funds as of December 31, 2020.

Fund Name and Portfolio Managers	Dollar Range of Equity Securities Beneficially Owned in the Fund	Aggregate Dollar Range of Equity Securities Beneficially Owned in the Eaton Vance Family of Funds
TABS Short-Term Fund
Brian C. Barney	None	$100,001 - $500,000
Devin J. Cooch	None	$100,001 - $500,000
James H. Evans	None	Over $1,000,000
TABS Intermediate-Term Fund
Brian C. Barney	None	$100,001 - $500,000
Devin J. Cooch	None(1)	$100,001 - $500,000
James H. Evans	Over $1,000,000	Over $1,000,000
(1)	As of September 30, 2021.

November 2, 2021

PARAMETRIC TABS 1-to-10 YEAR LADDERED MUNICIPAL BOND FUND

PARAMETRIC TABS 10-to-20 YEAR LADDERED MUNICIPAL BOND FUND

Supplement to Prospectus dated June 1, 2021

1.    The following replaces “Portfolio Managers” under “Management” in “Fund Summaries – Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund”:

Portfolio Managers

The portfolio managers of the Fund are part of Parametric’s Tax-Advantaged Bond Strategies (“TABS”) division.

James H. Evans, (lead portfolio manager) Chief Investment Officer, Fixed Income of Parametric, has managed the Fund since its inception in May 2015.

Brian C. Barney, Managing Director, Institutional Portfolio Management of Parametric, has managed the Fund since its inception in May 2015.

Alison Wagner, Portfolio Management of Parametric, has managed the Fund since November 2, 2021.

2.    The following replaces “Portfolio Managers” under “Management” in “Fund Summaries – Parametric TABS 10-to-20 Year Laddered Municipal Bond Fund”:

Portfolio Managers

The portfolio managers of the Fund are part of Parametric’s Tax-Advantaged Bond Strategies (“TABS”) division.

James H. Evans, (lead portfolio manager), Chief Investment Officer, Fixed Income of Parametric, has managed the Fund since its inception in May 2015.

Brian C. Barney, Managing Director, Institutional Portfolio Management of Parametric, has managed the Fund since its inception in May 2015.

Devin J. Cooch, Director, Portfolio Management of Parametric, has managed the Fund since November 2, 2021.

3.    The following replaces the ninth paragraph under “Management.” in “Management and Organization”:

Brian C. Barney and Alison Wagner are the members of the TABS 1-to-10 Year Laddered Municipal Bond Fund management team. Mr. Barney has managed the Fund since commencement of operations in May 2015. He is Managing Director, Institutional Portfolio Management of Parametric and has been employed by the Eaton Vance organization for more than five years. Ms. Wagner has managed the Fund since November 2, 2021. She is a member of Portfolio Management of Parametric and has been employed by the Eaton Vance organization for more than five years.

Brian C. Barney and Devin J. Cooch are the members of the of the TABS 10-to-20 Year Laddered Municipal Bond Fund. Mr. Barney has managed the Fund since commencement of operations in May 2015. For information about Mr. Barney, please see above. Mr. Cooch has managed the Fund since November 2, 2021. He is Director, Portfolio Management of Parametric and has been employed by the Eaton Vance organization for more than five years.

November 2, 2021	39851 11.2.21

PARAMETRIC TABS 1-to-10 YEAR LADDERED MUNICIPAL BOND FUND

PARAMETRIC TABS 10-to-20 YEAR LADDERED MUNICIPAL BOND FUND

Supplement to Statement of Additional Information dated June 1, 2021

The following replaces the tables under “Portfolio Managers.” in “Investment Advisory and Administrative Services”:

	Number of All Accounts	Total Assets of All Accounts	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee
Brian C. Barney(1)
Registered Investment Companies	7	$2,297.0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	18	$1,301.4	0	$0
Devin J. Cooch(2)
Registered Investment Companies	1	$423.8	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	12	$1,165.3	0	$0
James H. Evans(1)
Registered Investment Companies	7	$2,297.0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0
Alison Wagner(2)
Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	4	$439.1	0	$0
(1)	This portfolio manager serves as portfolio manager of one or more registered investment companies and pooled investment vehicles that invest or may invest in one or more underlying registered investment companies in the Eaton Vance family of funds. The underlying investment companies may be managed by this portfolio manager or another portfolio manager.
(2)	As of September 30, 2021.

The following table shows the dollar range of equity securities beneficially owned in a Fund by its portfolio manager(s) as of the Funds’ most recent fiscal year ended January 31, 2021 and in the Eaton Vance family of funds as of December 31, 2020.

Fund Name and Portfolio Managers	Dollar Range of Equity Securities Beneficially Owned in the Fund	Aggregate Dollar Range of Equity Securities Beneficially Owned in the Eaton Vance Family of Funds
TABS 1-to-10 Year Laddered Fund
Brian C. Barney	None	$100,001 - $500,000
James H. Evans	None	Over $1,000,000
Alison Wagner(1)	None	$100,001 - $500,000
TABS 10-to-20 Year Laddered Fund
Brian C. Barney	None	$100,001 - $500,000
Devin J. Cooch	None(1)	$100,001 - $500,000
James H. Evans	None	Over $1,000,000
(1)	As of September 30, 2021.

November 2, 2021

PARAMETRIC TABS 5-to-15 YEAR LADDERED MUNICIPAL BOND FUND

Supplement to Prospectus dated June 1, 2021

1.	The following replaces “Portfolio Managers” under “Management” in “Fund Summary”:

Portfolio Managers

The portfolio managers of the Fund and the Portfolio are part of Parametric’s Tax-Advantaged Bond Strategies (“TABS”) division.

James H. Evans, (lead portfolio manager), Chief Investment Officer, Fixed Income of Parametric, has managed the Fund since February 2010 and the Portfolio since its inception in March 2016.

Brian C. Barney, Managing Director, Institutional Portfolio Management of Parametric, has managed the Fund since June 2012 and the Portfolio since its inception in March 2016.

Devin J. Cooch, Director, Portfolio Management of Parametric, has managed the Fund and the Portfolio since November 2, 2021.

2.    The following replaces the tenth paragraph under “Management.” in “Management and Organization”:

The Fund and Portfolio are managed by a team of portfolio managers led by James H. Evans. Mr. Evans has served as a portfolio manager of the Fund since commencement of operations in February 2010 and of the Portfolio since it commenced operations in March 2016. Mr. Evans is Chief Investment Officer, Fixed Income of Parametric and has been employed by the Eaton Vance organization for more than five years. Brian C. Barney and Devin J. Cooch also are portfolio managers of the Fund and the Portfolio. Mr. Barney has managed the Fund since June 2012 and the Portfolio since it commenced operations in March 2016. He is a Managing Director, Institutional Portfolio Management of Parametric. Mr. Cooch has managed the Fund and Portfolio since November 2, 2021. He is a Director, Portfolio Management of Parametric. Mr. Barney and Mr. Cooch have been employed by the Eaton Vance organization for more than five years.

November 2, 2021	39850 11.2.21

PARAMETRIC TABS 5-to-15 YEAR LADDERED MUNICIPAL BOND FUND

Supplement to Statement of Additional Information dated June 1, 2021

The following replaces the tables under “Portfolio Managers.” in “Investment Advisory and Administrative Services”:

	Number of All Accounts	Total Assets of All Accounts	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee
Brian C. Barney(1)
Registered Investment Companies	7	$2,297.0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	18	$1,301.4	0	$0
Devin J. Cooch(2)
Registered Investment Companies	1	$423.8	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	12	$1,165.3	0	$0
James H. Evans(1)
Registered Investment Companies	7	$2,297.0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0
(1)	This portfolio manager serves as portfolio manager of one or more registered investment companies and pooled investment vehicles that invest or may invest in one or more underlying registered investment companies in the Eaton Vance family of funds. The underlying investment companies may be managed by this portfolio manager or another portfolio manager.
(2)	As of September 30, 2021.

The following table shows the dollar range of equity securities beneficially owned in the Fund by its portfolio manager(s) as of the Fund’s most recent fiscal year ended January 31, 2021 and in the Eaton Vance family of funds as of December 31, 2020. Interests in the Portfolio cannot be purchased by a portfolio manager.

Portfolio Managers	Dollar Range of Equity Securities Beneficially Owned in the Fund	Aggregate Dollar Range of Equity Securities Beneficially Owned in the Eaton Vance Family of Funds
Brian C. Barney	None	$100,001 - $500,000
Devin J. Cooch	None(1)	$100,001 - $500,000
James H. Evans	Over $1,000,000	Over $1,000,000
(1)	As of September 30, 2021.

November 2, 2021